Properties, furniture, equipment and lease-hold improvements - Net - Additional Information (Details) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of properties, furniture, equipment, and lease-hold improvements	$ 468,985	$ 334,184	$ 488,409	$ 297,743	$ 212,829
Cost of sales recognized in properties	91,011	66,244	94,121	50,883	34,008
Sales and administrative expenses	377,974	$ 267,940
Sales expense			394,288	$ 246,860	$ 178,821
Impairment loss	$ 16,354		$ 42,422